Benefit Plans	9 Months Ended
Sep. 30, 2022
Retirement Benefits [Abstract]
Benefit Plans
8. Benefit Plans
The Company sponsors various defined benefit plans and other post-retirement benefits plans, including health and life insurance, for certain eligible employees or former employees.
As part of the Separation, certain U.S. defined benefit and other post-retirement plans, formerly sponsored by the Former Parent, were transferred to the Company as of March 21, 2022. As a result of the transfer, the related net plan obligations of approximately $10.6 million are included within the Company’s Consolidated Balance Sheet at September 30, 2022.
The transferred plans include a defined benefit pension plan with assets of $201.2 million and projected benefit liabilities of $200.6 million and two unfunded defined benefit and other post-retirement benefit plans with liabilities of $11.7 million, all of which were recorded in the financial statements of the Former Parent at December 31, 2021. The pretax net unrecognized pension and other post-retirement benefit cost included in
Accumulated other comprehensive loss at April 1, 2022 for the transferred plans was approximately $50 million. The net plan assets and obligations are presented within Compensation and related benefits in Note 7, “Accrued and Other Liabilities”.
The Former Parent offered both funded and unfunded noncontributory defined benefit pension plans in the U.S. that are shared amongst its businesses, including the Company prior to becoming plan sponsor. The participation of the Company’s employees and retirees in this plan is reflected in the Company’s historical Combined Financial Statements as though it participated in a multiemployer plan with the Former Parent. As a result, a proportionate share of the cost associated with this defined benefit plan is reflected in the Company’s historical Combined Financial Statements, while any assets and liabilities associated with this defined benefit plan were retained by the Former Parent and were not recorded on the Company’s historical Combined Financial Statements, prior to the Separation.
Net periodic pension benefit income related to this Former Parent-sponsored plan was allocated to the Company based on the Company’s share of total Former Parent headcount and is reflected within Interest expense (income) and other, net, in the Consolidated and Combined Condensed Statements of Operations for the three months ended April 1, 2022 and nine months ended October 1, 2021.
Net periodic benefit cost of the Company’s defined benefit pension plan was $0.2 million and $0.6 million for the three and nine months ended September 30, 2022, respectively, and was $0.7 million and $1.4 million for the three and nine months ended October 1, 2021, respectively. In the nine months ended September 30, 2022, contributions of $0.8 million to U.S. pension plans and $3.5 million to foreign pension plans were made.
In the three months ended September 30, 2022, the Company recognized a pension settlement gain of $3.3 million related to the completed buy-out
of a foreign defined benefit plan by a third party. During the nine months ended October 1, 2021, the Company recognized a pension settlement gain of $11.2 million when the independent trustees of a Company pension plan agreed to merge that plan with another Company pension plan and contribute its surplus assets. These amounts are reflected in Pension settlement gain in the Consolidated and Combined Condensed Statements of Operations.